Taxes - Current and Non-current tax assets and liabilities (Details) - COP ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Tax assets
Current tax assets	$ 14,580	$ 14,514
Non-current tax assets	5,429	8,069
Tax liabilities
Current tax liabilities	3,073	2,368
Non-current tax liabilities	14,440	14,808
Deferred tax liabilities
Tax liabilities
Non-current tax liabilities	11,998	12,499
Income tax
Tax liabilities
Non-current tax liabilities	2,442	2,309
National tax and gasoline surcharge
Tax liabilities
Current tax liabilities	1,051	233
Income tax
Tax liabilities
Current tax liabilities	610	1,096
Wealth tax
Tax liabilities
Current tax liabilities	462
Industry and commerce tax
Tax liabilities
Current tax liabilities	274	361
Carbon tax
Tax liabilities
Current tax liabilities	261	100
Value-added tax
Tax liabilities
Current tax liabilities	141	90
Other taxes
Tax liabilities
Current tax liabilities	274	488
Deferred tax
Tax assets
Non-current tax assets	5,386	8,011
Income tax
Tax assets
Non-current tax assets	43	58
VAT refund
Tax assets
Current tax assets	7,366	7,840
Income tax
Tax assets
Current tax assets	4,771	4,184
Other taxes
Tax assets
Current tax assets	$ 2,443	$ 2,490